MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities
A summary of the movements in our marketable securities for the six months ended June 30, 2020 and the year ended December 31, 2019 is presented in the table below:

(in thousands of $)	2020	2019
Balance at beginning of period	3,642	836
Unrealized gain (loss) on marketable securities	(4,542)	1,737
Repurchase of securities pledged to creditors	7,324	8,392
Marketable securities pledged to creditors	(4,890)	(7,323)
Balance at end of period	1,534	3,642